Warrant Liabilities - Summary of Outstanding Series B Warrants and Fair Market Values (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Apr. 30, 2015	Mar. 05, 2015	Nov. 18, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants, Fair value					$ 1,220,719	$ 1,464,877
Warrants, Fair value					1,220,719	$ 1,464,877
Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants, Contractual Term	5 years
Warrants, Exercise price per share	$ 6.50
Warrants, Number of warrants	2,449,605	2,425,605
Warrants, Shares underlying warrants	2449605
Warrants, Fair value	$ 857,362	$ 1,800,000			1,494,259
Warrants, Number of warrants	2,449,605	2,425,605
Warrants, Fair value	$ 857,362	$ 1,800,000			1,494,259
Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants, Contractual Term	15 months
Warrants, Exercise price per share			$ 6.25	$ 6.50
Warrants, Number of warrants	2,449,605	527,573
Warrants, Fair value	$ 17,438,731	$ 3,851,000			11,649,106
Warrants, Number of warrants	2,449,605	527,573
Warrants, Fair value	$ 17,438,731	$ 3,851,000			$ 11,649,106